Victory Pioneer Solutions - Balanced Fund Expense Example, No Redemption - Victory Pioneer Solutions - Balanced Fund - Class C	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 181
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	$ 2,095